SHORT-TERM AND LONG-TERM INVESTMENTS (Scheduled Maturities of Available-For-Sale Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Amortized cost, due within one year	$ 244,233
Amortized cost, due after one year through five years	246,508
Amortized cost, total	490,741
Estimated fair value, due within one year	243,729
Estimated fair value, due after one year through five years	244,998
Estimated fair value, total	$ 488,727	$ 196,771